Long-term debt	12 Months Ended
Dec. 31, 2021
Long-term debt
26 Long-term debt
end of	2021	2020
Long-term debt (CHF million)
Senior	141,402	133,056
Subordinated	24,103	26,285
Non-recourse liabilities from consolidated VIEs	1,391	1,746
Long-term debt	166,896	161,087
of which reported at fair value	68,722	70,976
of which structured notes	43,126	47,039
end of	2021	2020
Structured notes by product (CHF million)
Equity	28,681	29,907
Fixed income	11,678	13,882
Credit	2,363	2,881
Other	404	369
Total structured notes	43,126	47,039
Total long-term debt includes debt issuances managed by Treasury that do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.
The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.
Long-term debt by maturities
end of			2022			2023				2024			2025				2026			Thereafter	Total
Group parent company (CHF million)
Senior debt
Fixed rate			0			5,683				1,262			7,376				5,240			22,475	42,036
Variable rate			0			548				1,766			0				1,560			0	3,874
Interest rate (range in %) [1]			–	0.6	–	3.8		1.0	–	4.2	1.3	–	3.8		0.5	–	4.6	0.6	–	5.4	–
Subordinated debt
Fixed rate			1,406			4,348				3,250			2,022				1,717			3,631	16,374
Interest rates (range in %) [1]			7.1	3.9	–	7.5		3.5	–	6.3	3.0	–	7.3				6.4	4.5	–	5.3	–
Subtotal – Group parent company			1,406			10,579				6,278			9,398				8,517			26,106	62,284
Subsidiaries (CHF million)
Senior debt
Fixed rate			4,129			4,878				4,739			4,566				5,712			14,010	38,034
Variable rate			15,708			11,665				7,757			4,777				3,932			13,619	57,458
Interest rates (range in %) [1]	0.0	–	9.7	0.1	–	2.2		0.0	–	3.6	0.0	–	3.5		0.1	–	3.3	0.0	–	7.1	–
Subordinated debt
Fixed rate			4,907			2,397				29			33				50			127	7,543
Variable rate			186			0				0			0				0			0	186
Interest rates (range in %) [1]	0.9	–	3.8	0.0	–	6.5				5.7	0.0	–	5.9				5.9	5.7	–	7.2	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			133			123				0			217				0			0	473
Variable rate			14			6	[2]			0			9	[2]			0			889	918
Interest rates (range in %) [1]	0.0	–	2.9			–				–			–				–	0.0	–	10.6	–
Subtotal – Subsidiaries			25,077			19,069				12,525			9,602				9,694			28,645	104,612
Total long-term debt			26,483			29,648				18,803			19,000				18,211			54,751	166,896
of which structured notes			11,346			7,764				4,625			3,628				2,954			12,809	43,126
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 2.7 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.
The Group and the Bank maintain a shelf registration statement with the SEC, which allows each entity to issue, from time to time, senior and subordinated debt securities, warrants and guarantees.
The Group maintains a euro medium-term note program that allows the Bank to issue senior debt securities.
The Group maintains three senior debt programs that allow the Group to issue senior debt securities with certain features that are designed to allow for statutory bail-in by the Swiss Financial Market Supervisory Authority FINMA (FINMA) under the Swiss banking laws and regulations.
The Bank maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities.

Bank
Long-term debt
25 Long-term debt
end of	2021	2020
Long-term debt (CHF million)
Senior	95,468	94,768
Subordinated	63,836	63,765
Non-recourse liabilities from consolidated VIEs	1,391	1,746
Long-term debt	160,695	160,279
of which reported at fair value	67,788	70,243
of which structured notes	43,126	47,039
end of	2021	2020
Structured notes by product (CHF million)
Equity	28,681	29,907
Fixed income	11,678	13,882
Credit	2,363	2,881
Other	404	369
Total structured notes	43,126	47,039
Long-term debt by maturities
end of			2022			2023				2024			2025				2026			Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			4,058			4,886				4,740			4,584				5,709			14,019	37,996
Variable rate			15,708			11,665				7,760			4,777				3,932			13,630	57,472
Interest rates (range in %) [1]	0.0	–	9.7	0.1	–	2.2		0.0	–	3.6	0.0	–	3.5		0.1	–	3.3	0.0	–	7.1	–
Subordinated debt
Fixed rate			7,308			10,522				4,555			9,432				7,008			19,548	58,373
Variable rate			643			94				1,766			0				0			2,960	5,463
Interest rates (range in %) [1]	0.9	–	7.1	0.6	–	8.0		0.8	–	6.5	0.4	–	7.3		2.2	–	6.4	0.7	–	7.2	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			133			123				0			217				0			0	473
Variable rate			14			6	[2]			0			9	[2]			0			889	918
Interest rates (range in %) [1]	0.0	–	2.9			–				–			–				–	0.0	–	10.6	–
Total long-term debt			27,864			27,296				18,821			19,019				16,649			51,046	160,695
of which structured notes			11,346			7,764				4,625			3,628				2,954			12,809	43,126
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 2.7 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.
> Refer to “Note 26 – Long-term debt” in VI – Consolidated financial statements – Credit Suisse Group for further information.